Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	¥ 71,813 [1]	¥ 113,006	[1]
Decrease in net income to shareholders	13,251
Marketable and Non-marketable Securities [Domain]
Other Assets Other And Other Liabilities [Line Items]
Carrying value of investment contracts underwritten	281,864	292,120
Estimated fair value of investment contracts underwritten	285,914	294,242
Marketable and Non-marketable Securities [Domain] | Non-interest expenses - Other [Member]
Other Assets Other And Other Liabilities [Line Items]
Real estate classified as held for sale of which fair value less cost to sell	32,019
Decrease in net income to shareholders	4,241
Listed equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	50,930	58,460
Unlisted equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	¥ 20,883	¥ 54,546

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \58,460 million and \54,546 million respectively, as of March 31, 2012, and \50,930 million and \20,883 million respectively, as of March 31, 2013. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.